Share capital (Details Narrative) - USD ($)				6 Months Ended
	Apr. 22, 2026	Mar. 16, 2026	Feb. 27, 2026	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Share capital authorized				$ 50,000
Common stock, shares authorized				50,000,000,000
Common stock, par value				$ 0.000001
Common stock, stock subdivision and conversion basis		one-for-one basis
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares issued				49,934,912,000
Ordinary shares, shares issued				64,540,042	57,492,108
Ordinary shares, shares outstanding				64,429,348	57,431,614
Common Class A [Member] | 2022 Share Incentive Plan [Member]
Class of Stock [Line Items]
Ordinary shares issued	812,416		195,518
ADs, shares issued				110,694	60,494
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares issued				65,088,000
Number of shares converted		6,040,000
Ordinary shares, shares issued				57,952,240	63,992,240
Ordinary shares, shares outstanding				57,952,240	63,992,240
ADR [Member] | 2022 Share Incentive Plan [Member]
Class of Stock [Line Items]
Ordinary shares issued	406,208		97,759
ADs, shares issued				55,347	30,247